Other Liabilities (Tables)	6 Months Ended
Apr. 30, 2025
Other Liabilities [Abstract]
Summary of Other Liabilities
Other Liabilities
(millions of Canadian dollars)
As at

April 30 October 31
2025 2024
Accounts payable, accrued expenses, and

other items
$ 8,372 $ 7,706
Accrued interest 4,566 5,559
Accrued salaries and employee benefits 4,528 5,386
Current income tax payable 348 67
Deferred tax liabilities 303 300
Defined benefit liability 1,353 1,380
Lease liabilities 5,004 5,013
Liabilities related to structured entities 22,111 22,792
Provisions

(Note 17)
1,427 3,675
Total $ 48,012 $ 51,878